Other current and non-current financial liabilities - Summary of Breakdown for Other Non-Current Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Written put options on non-controlling interests	€ 187,326	€ 159,411	€ 196,783
Other	35	7,976	3,778
Other non-current financial liabilities	187,361	167,387	220,968
Warrant liabilities	28,639	33,984	0
Other current financial liabilities	28,639	33,984	0
Total	€ 216,000	€ 201,371	€ 220,968